Note 20 - Stock-based Compensation - Summary of Activity for Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, balance (in shares)	157,817	117,647	93,069
Granted (in shares)	21,958	63,858	33,853
Exercised (in shares)	(33,324)	0	0
Cancelled (in shares)	0	(2,955)
Forfeited (in shares)	(12,659)	(20,733)	(9,275)
Outstanding, balance (in shares)	133,792	157,817	117,647
Weighted average exercise price at end of year (in dollars per share)	$ 22.28	$ 19.83	$ 21.81